Segment information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Segments [member]
Disclosure of operating segments [line items]
Revenue	€ 142,573	€ 114,477	€ 102,035
Segment EBITDA	€ 13,496	€ 8,481	€ 2,921
Segment EBITDA %	9.50%	7.40%	2.90%
Total segments
Disclosure of operating segments [line items]
Revenue	€ 142,323	€ 114,438	€ 102,035
Segment EBITDA	€ 23,293	€ 14,872	€ 11,160
Segment EBITDA %	16.40%	13.00%	10.90%
Materialise Software
Disclosure of operating segments [line items]
Revenue	€ 35,770	€ 30,122	€ 25,798
Segment EBITDA	€ 13,926	€ 10,130	€ 9,093
Segment EBITDA %	38.90%	33.60%	35.20%
Materialise Medical
Disclosure of operating segments [line items]
Revenue	€ 42,841	€ 37,910	€ 34,856
Segment EBITDA	€ 4,400	€ 894	€ 422
Segment EBITDA %	10.30%	2.40%	1.20%
Materialise Manufacturing
Disclosure of operating segments [line items]
Revenue	€ 63,712	€ 46,406	€ 41,381
Segment EBITDA	€ 4,967	€ 3,848	€ 1,645
Segment EBITDA %	7.80%	8.30%	4.00%
Adjustments and eliminations
Disclosure of operating segments [line items]
Revenue	€ 250	€ 39	€ 0
Segment EBITDA	€ (9,797)	€ (6,391)	€ (8,239)